UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   May 15, 2009
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$56,076 (thousands)

List of Other Included Managers: None.

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FORM 13F INFORMATION TABLE                 Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: December 31, 2008                                                                Item 8:
          Item 1:               Item 2:     Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of              Title of      CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other    (a)    (b)  (c)
           Issuer                Class       Number    Market      or     Prn  Call Discr.   Mgrs     Sole  SharedNone
                                                       Value   Principal
                                                      (X$1000)   Amount
ACE LTD                     SHS            H0023R105      1,010    25,000  SH        SOLE             25,000
ADVANCE AUTO PARTS INC      COM            00751Y106        411    10,000  SH        SOLE             10,000
AETNA INC NEW               COM            00817Y108        243    10,000  SH        SOLE             10,000
ALTERNATIVE ASSET MGMT AC   COM            02149U101        963   100,000  SH        SOLE            100,000
AUTOZONE INC                COM            053332102        488     3,000  SH        SOLE              3,000
B & G FOODS INC NEW         CL A           05508R106        149    28,600  SH        SOLE             28,600
BLACKROCK GLOBAL FLG INC    COM            091941104        268    29,400  SH        SOLE             29,400
BPW ACQUISITION CORP        COM            055637102      1,872   200,000  SH        SOLE            200,000
CABLEVISION SYS CORP        CL A NY CABLVS 12686C109      1,294   100,000  SH        SOLE            100,000
CHUBB CORP                  COM            171232101        846    20,000  SH        SOLE             20,000
COMCAST CORP NEW            CL A SPL       20030N200      1,589   123,500  SH        SOLE            123,500
EQUINIX INC                 COM NEW        29444U502      1,685    30,000  SH        SOLE             30,000
FIRST TR FOUR CRNRS SR FL   COM SHS        33733Q107        115    15,000  SH        SOLE             15,000
GRACE W R & CO DEL NEW      COM            38388F108      1,896   300,000  SH        SOLE            300,000
HICKS ACQUISITION CO I IN   COM            429086309      1,884   200,000  SH        SOLE            200,000
HORSEHEAD HLDG CORP         COM            440694305      1,375   250,000  SH        SOLE            250,000
IAC INTERACTIVECORP         COM PAR $.001  44919P508        762    50,000  SH        SOLE             50,000
JPMORGAN CHASE & CO         COM            46625H100      1,329    50,000  SH        SOLE             50,000
KANSAS CITY SOUTHERN        COM NEW        485170302      3,050   240,000  SH        SOLE            240,000
KBL HEALTHCARE ACQUIS COR   COM            48241N107      2,304   300,000  SH        SOLE            300,000
LIBERTY ACQUISITION HLDGS   COM            53015Y107      1,668   190,000  SH        SOLE            190,000
LMP CORPORATE LN FD INC     COM            50208B100        325    49,300  SH        SOLE             49,300
NAVIOS MARITIME ACQUIS CO   SHS            Y62159101      4,285   475,000  SH        SOLE            475,000
PENNANTPARK INVT CORP       COM            708062104        375   100,000  SH        SOLE            100,000
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104      1,516    50,000  SH        SOLE             50,000
PROSPECT ACQUISITION CORP   COM            74347T103        946   100,000  SH        SOLE            100,000
SAPPHIRE INDUSTRIALS CORP   COM            80306T109      2,859   300,000  SH        SOLE            300,000
SPORTS PPTYS ACQUISITION    COM            84920F107        945   100,000  SH        SOLE            100,000
TIME WARNER CABLE INC       COM            88732J207        645    26,000  SH        SOLE             26,000
TRAVELERS COMPANIES INC     COM            89417E109      1,016    25,000  SH        SOLE             25,000
TREMISIS ENERGY ACQ CORP    COM            89472N101        762   100,000  SH        SOLE            100,000
TRIAN ACQUISITION I CORP    COM            89582E108      5,353   575,000  SH        SOLE            575,000
TRIPLECROWN ACQUISITION C   COM            89677G109      4,451   475,000  SH        SOLE            475,000
TRIPLECROWN ACQUISITION C   *W EXP 10/22/2089677G117         48   475,000  SH        SOLE            475,000
TW TELECOM INC              COM            87311L104        656    75,000  SH        SOLE             75,000
UNITED REFINING ENERGY CO   COM            911360105      1,916   200,000  SH        SOLE            200,000
UNITEDHEALTH GROUP INC      COM            91324P102      1,047    50,000  SH        SOLE             50,000
VAN KAMPEN DYNAMIC CR OPP   COM            921166104        219    33,000  SH        SOLE             33,000
WEATHERFORD INTERNATIONAL   REG            H27013103        664    60,000  SH        SOLE             60,000
WELLPOINT INC               COM            94973V107        759    20,000  SH        SOLE             20,000
WILLIAMS COS INC DEL        COM            969457100        797    70,000  SH        SOLE             70,000
WYETH                       COM            983024100      1,291    30,000  SH        SOLE             30,000
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